Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Trade payables	$ 100,000	$ 200,000
Borrowings		600
Depreciated assets	734,000	1,141,000
Other property, plant and equipment [member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment assets	300,000	5,400,000
Impairment loss	$ 200,000	$ 5,700,000